UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Global Bond Fund

	Principal Amount ($)	Value ($)

Foreign Denominated Debt Obligations 73.2%
Argentine Peso 0.2%
Republic of Argentina:
GDP Linked Note, 12/15/2035	2,278,324	59,331
5.83%, 12/31/2033 (PIK)	767,795	309,789

(Cost $306,372)		369,120
British Pound 4.9%
United Kingdom:
4.25%, 6/7/2032	860,000	1,600,696
4.25%, 3/7/2036	350,000	657,592
5.0%, 9/7/2014	1,960,000	3,750,615
8.0%, 6/7/2021	435,000	1,110,533

(Cost $7,164,578)		7,119,436
Canadian Dollar 1.5%
Government of Canada:
5.0%, 6/1/2014	1,250,000	1,155,463
Series WL43, 5.75%, 6/1/2029	970,000	1,020,699

(Cost $2,157,359)		2,176,162
Euro 39.7%
Bundesrepublic Deutschland:
Series 99, 3.75%, 1/4/2009	2,860,000	3,671,116
Series 00, 5.25%, 1/4/2011	2,000,000	2,713,806
Series 00, 5.5%, 1/4/2031	1,340,000	2,045,819
Series 94, 6.25%, 1/4/2024	1,750,000	2,818,957
Bundesschatzanweisungen, 2.75%, 12/14/2007	5,970,000	7,555,195
Buoni Poliennali Del Tes, 6.0%, 5/1/2031	450,000	698,281
Government of France:
2.5%, 7/12/2010	6,300,000	7,705,847
3.5%, 9/12/2008	4,010,000	5,116,689
3.5%, 4/25/2015	2,000,000	2,481,547
5.75%, 10/25/2032	4,280,000	6,777,926
Government of Ireland, 4.5%, 4/18/2020	1,380,000	1,841,183
Government of the Netherlands, 5.0%, 7/15/2012	2,000,000	2,719,721
KFW Group, 3.5%, 4/17/2009	1,700,000	2,164,010
Kingdom of Belgium, Series 35, 5.75%, 9/28/2010	5,100,000	7,022,520
Republic of Germany, Series 140, 4.5%, 8/17/2007	1,970,000	2,543,805

(Cost $56,594,367)		57,876,422
Japanese Yen 17.8%
Government of Japan:
Series 224, 0.2%, 9/20/2006	439,000,000	3,828,182
Series 50, 0.8%, 9/20/2010	818,000,000	7,001,836
Series 269, 1.3%, 3/20/2015	914,600,000	7,621,475
Series 235, 1.4%, 12/20/2011	297,000,000	2,581,440
Series 64, 1.9%, 9/20/2023	171,000,000	1,413,178
Series 13, 2.0%, 12/20/2033	49,000,000	381,435
Series 74, 2.1%, 12/20/2024	378,000,000	3,196,958

(Cost $26,342,790)		26,024,504
Malaysian Ringgit 1.3%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009 (Cost $1,879,158)	6,900,000	1,881,856

Mexican Peso 1.5%
Mexican Bonds, Series M-20, 8.0%, 12/7/2023 (Cost $1,949,852)	25,020,000	2,126,229
Norwegian Krona 2.0%
Government of Norway, 6.75%, 1/15/2007 (Cost $2,928,166)	18,000,000	2,968,217
Swedish Krona 4.3%
Government of Sweden, Series 1037, 8.0%, 8/15/2007 (Cost $6,227,096)	43,270,000	6,309,439

Total Foreign Denominated Debt Obligations (Cost $105,549,738)		106,851,385
US Dollar Denominated Debt Obligations 23.3%
United States Dollar
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	500,000	631,456
Dominican Republic:
Series REG S, 8.625%, 4/20/2027 (PIK)	600,000	616,500
Series REG S, 9.04%, 1/23/2018 (PIK)	262,315	283,956
Federative Republic of Brazil, 8.75%, 2/4/2025	700,000	806,750
Government National Mortgage Association,
7.0%, 1/15/2029	152,331	157,260
Republic of Argentina:
GDP Linked Note, 12/15/2035	4,845,608	450,642
4.889% *, 8/3/2012	490,000	330,515
8.28%, 12/31/2033 (PIK)	1,512,993	1,418,431
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015	860,000	898,700
Republic of Panama, 6.7%, 1/26/2036	120,000	114,000
Republic of Peru, 7.35%, 7/21/2025	1,050,000	1,071,000
Republic of Philippines:
7.75%, 1/14/2031	720,000	721,800
10.625%, 3/16/2025	250,000	320,313
Republic of Turkey, 6.875%, 3/17/2036	1,790,000	1,604,287
Republic of Uruguay, 7.625%, 3/21/2036	1,480,000	1,406,000
United Mexican States, 8.3%, 8/15/2031	630,000	757,575
US Treasury Notes:
3.375%, 11/15/2008 (a)	8,560,000	8,270,098
6.625%, 5/15/2007	4,100,000	4,145,805
7.25%, 5/15/2016	8,540,000	9,997,137

Total US Dollar Denominated Debt Obligations (Cost $33,495,595)		34,002,225
	Shares	Value ($)

Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 5.24% (b) (c) (Cost $8,410,200)	8,410,200	8,410,200
Cash Equivalents 2.1%
Cash Management QP Trust, 5.3% (d) (Cost $3,061,664)	3,061,664	3,061,664
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 150,517,197)	104.4	152,325,474
Other Assets and Liabilities, Net	(4.4)	(6,441,481)

Net Assets	100.0	145,883,993

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $8,330,163 which is 5.7% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
PIK: Denotes that all or a portion of the income is paid in kind.
As of July 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	443,372	AUD	585,000	10/27/2006	4,191
GBP	558,911	JPY	119,000,000	10/27/2006	26,800
MXN	23,500,000	USD	2,140,158	10/27/2006	5,855
USD	191,963	NOK	1,200,000	10/27/2006	4,175
USD	543,022	PLN	1,680,000	10/27/2006	3,058
EUR	1,157,233	CHF	1,810,000	10/27/2006	20,993
USD	671,195	CHF	830,000	10/27/2006	9,790
Total unrealized appreciation					74,862

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
CAD	2,400,000	USD	2,115,283	10/27/2006	(11,504)
EUR	1,157,233	CHF	1,810,000	10/27/2006	(22,522)
EUR	1,200,000	USD	1,523,496	10/27/2006	(18,011)
EUR	250,000	USD	317,225	10/27/2006	(3,922)
EUR	22,200,000	USD	28,169,580	10/27/2006	(348,292)
JPY	546,900,000	USD	4,742,456	10/27/2006	(87,455)
GBP	558,911	JPY	119,000,000	10/27/2006	(21,849)
GBP	3,275,000	USD	6,061,206	10/27/2006	(67,883)
SEK	22,700,000	USD	3,120,060	10/27/2006	(52,586)
Total unrealized depreciation					(634,024)

Currency Abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	USD	United States Dollar
JPY	Japanese Yen

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006